BlackRock Emerging Markets Fund, Inc.

BlackRock Funds
SM
BlackRock China A Opportunities Fund

BlackRock Funds VII, Inc.
BlackRock Asian Dragon Fund

(
each
, a “Fund” and collectively, the “Funds”)
Supplement dated September 22, 2021 to the
Summary Prospectuses and Prospectuses of each Fund, as amended to date
The section of each Fund’s Summary Prospectuses and Prospectuses entitled “Key Facts About [the Fund] — Principal Risks of
Investing
in the Fund” is amended to delete “China Investments Risk” in its entirety and replace with the following:
China Investments Risk
— Investment in Chinese securities subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. The
A-shares
market has a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk and costs for the Fund. The Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility,
interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The United States and China have been engaged in an ongoing trade war with one another, which has led to trade frictions between their economies and negative flow-on
consequences on global markets and other nations closely affiliated with those countries. The current political climate has intensified concerns about the ongoing trade war between China and the United States, as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. In addition, there is a risk that further capital controls and/or sanctions may be imposed, which could include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions, such as seizure of assets. Any of these actions could severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to Chinese securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund to decline in value. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. From time to time, China has experienced outbreaks of infectious illnesses, including the novel coronavirus known as
“COVID-19.”
The country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
The section of each Fund’s Prospectuses entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund[s]” is amended to delete “China Investments Risk” in its entirety and to replace it with the following:
China Investments Risk
— Investment in Chinese securities subjects the Fund to risks specific to China. The Chinese economy is subject to a considerable degree of economic, political and social instability:
Political and Social Risk
. There is a greater risk in China than in many other countries of currency fluctuations, currency non-convertibility,
interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. Disparities of wealth and the pace of economic liberalization in China may lead to social turmoil, violence and labor unrest. China’s growing income inequality, rapidly aging population and worsening environmental conditions also are factors that may affect the Chinese economy.
Government Control and Regulations
. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. There can be no assurance that these reforms will continue or that they will be effective. Despite recent reform and privatizations of companies in certain sectors, government control over certain sectors or enterprises and significant regulation of investment and industry is still pervasive, including the imposition of trading restrictions, a ban on “naked” short selling or the suspension of short selling for certain stocks, restrictions on investment in companies or industries deemed to be sensitive to particular national interests, trading of securities of Chinese issuers, foreign ownership of Chinese corporations in certain industries and/or the repatriation of assets by foreign investors under certain circumstances. Limitations or restrictions on foreign ownership of
A-shares
may have adverse effects on the liquidity and performance of the Fund. Government market interventions may have a negative impact on market sentiment, which may in turn affect the performance of the Chinese securities markets and as a result the performance of the Fund. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, lack of publicly available information, and political and social instability. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors in the future, are also subject to the risk that Chinese authorities can intervene in their operations and structure, which may negatively affect the value of the Fund’s investments.
A-shares
Market Suspension Risk
.
A-shares
may only be bought from, or sold to, the Fund at times when the relevant
A-shares
may be sold or purchased on the relevant Chinese stock exchange. The
A-shares
market has a higher propensity for trading suspensions than many other global equity markets. In addition,
A-shares
can be “self-suspended” by the issuers themselves. Trading suspensions in certain stocks could lead to greater market execution risk and costs for the Fund. The SSE and SZSE currently apply a daily price limit, set at 10%, of the amount of fluctuation permitted in the prices of
A-shares
during a single trading day. The daily price limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular
A-share
or for any particular time. This could cause the Fund to trade in the market at greater bid-ask
spreads or greater premiums or discounts to the Fund’s net asset value.

Economic Risk
. The Chinese economy has grown rapidly in the recent past and there is no assurance that this growth rate will be maintained. In fact, the Chinese economy may experience a significant slowdown as a result of, among other things, a deterioration in global demand for Chinese exports, as well as contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation or economic recessions, which would have a negative effect on its economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered the performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The United States and China have been engaged in an ongoing trade war with one another, which has led to trade frictions between their economies and negative flow-on
consequences on global markets and other nations closely affiliated with those countries. The current political climate has intensified concerns about the ongoing trade war between China and the United States, as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. In addition, there is a risk that further capital controls and/or sanctions may be imposed, which could include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions, such as seizure of assets. Any of these actions could severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to Chinese securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund to decline in value. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. From time to time, China has experienced outbreaks of infectious illnesses, including the novel coronavirus known as
“COVID-19.”
The country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
Expropriation and Privatization Risk
. The Chinese government maintains a major role in economic policymaking and investing in China involves risks of losses due to expropriation, nationalization, or confiscation of assets and property, the imposition of restrictions on foreign investments and on repatriation of capital invested. China has privatized, or has begun a process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization
of such privatized entities. There is no assurance that similar losses will not recur.
Security Risk
. China has strained international relations with Taiwan, India, Russia and other neighbors due to territorial disputes, historical animosities, defense concerns and other security concerns. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Relations between China’s Han ethnic majority and other ethnic groups in China, including Tibetans and Uighurs, are also strained and have been marked by protests and violence. These situations may cause uncertainty in the Chinese market and may adversely affect the Chinese economy. In addition, conflict on the Korean Peninsula could adversely affect the Chinese economy.

Chinese Equity Markets
. The SSE and SZSE are undergoing continued development and the market capitalization of, and trading volumes on, those exchanges are lower than those in more developed financial markets. Market volatility and settlement difficulties in the Chinese equity markets may result in significant fluctuation in the prices of securities traded on such markets and may consequently increase the volatility of the net asset value of the Fund. Securities listed on the SSE and SZSE are divided into two classes:
A-shares,
which are mostly limited to domestic investors and denominated in RMB, and
B-shares,
which are allocated for both international and domestic investors and denominated in U.S. dollars on the SSE and Hong Kong dollars on the SZSE. The
A-shares
market is generally subject to greater government restrictions, including trading suspensions (discussed above), which may lead to increased illiquidity risks. The
B-shares
market is generally smaller, less liquid and has a smaller issuer base than the
A-shares
market, which may lead to significant price volatility.
B-shares
and H shares (which are issued by companies incorporated in the PRC and derive substantial revenues from or allocate substantial assets in the PRC) of issuers that also issue
A-shares
may trade at significant discounts or premiums to their
A-shares
counterparts. While the Fund seeks to invest in
A-shares,
the Fund occasionally may invest in other securities or assets if it is not possible to acquire
A-shares.
These share mechanisms are subject to the political and economic policies in China. The Fund may also invest in Chinese companies listed on U.S. exchanges, such as American Depositary Receipts (“ADRs”) or variable interest entities (“VIEs”), which are subject to the investment risks associated with the underlying Chinese issuer or operating company.
Hong Kong Political Risk
. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the People’s Republic of China under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening of control over Hong Kong’s semi-autonomous liberal political, economic, legal, and social framework. Recent protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.
Foreign Ownership Limits Risk
. Under current PRC securities rules, there is a limit as to how many shares a single foreign investor is permitted to hold in a PRC listed company, and also a limit as to the maximum combined holdings of all foreign investors in a PRC listed company. Such foreign ownership limits apply on an aggregated basis, i.e., across both domestically and overseas issued shares of the listed company, and regardless of whether the relevant holdings are made through Stock Connect, QFII or Renminbi Qualified Foreign Institutional Investor (“RQFII”) systems or other investment programs. If a single foreign investor’s shareholding in a listed company exceeds 10% of its total issued shares, the foreign investor is required to sell the exceeding shares in five trading days. If aggregate foreign shareholding in a listed company exceeds 30% of its total issued shares, the foreign investors concerned are required to sell the shares on a
“last-in-first-out”
basis within five trading days. As a result, the Fund may not be able to execute trading freely in accordance with its investment strategy and the profits that the Fund derives from such investments may be limited. This may adversely affect the performance of the Fund.
Reliance on Trading Partners Risk
. China’s economy is dependent on the economies of Asia, Europe and the United States. Reduction in spending by these economies on Chinese products and services or negative changes in any of these economies may cause an adverse impact on China’s economy and therefore, on the Fund’s investments.

Certain Risks of Holding Fund Assets Outside the United States
. It is often more expensive for the Fund to buy, sell and hold securities in foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.
Limited Information and Legal Remedies
. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
The section of the Prospectuses of BlackRock China A Opportunities Fund entitled “Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund” is amended to delete “China Risk — Risk of Investing through Stock Connect” in its entirety and to replace it with the following:
China Risk — Risk of Investing through Stock Connect
— Investing in
A-shares
through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect is subject to the Daily Quota, which limits the maximum net purchases under Stock Connect each day. The Daily Quota does not belong to the Fund and is utilized on a first-come-first-serve basis. As such, buy orders for
A-shares
would be rejected once the Daily Quota is exceeded (although the Fund will be permitted to sell
A-shares
regardless of the Daily Quota balance). The Daily Quota may restrict the Fund’s ability to invest in
A-shares
through Stock Connect on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. The Daily Quota is also subject to change.
A-shares
purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect and in accordance with applicable rules. In order to comply with applicable local market rules and to facilitate orderly operations of the Fund, including the timely settlement of Stock Connect trades placed by or on behalf of the Fund, BlackRock utilizes an operating model that will only be used by the Fund and iShares ETFs with investments in
A-shares
through Stock Connect. Such operating model may reduce the risks of trade failures; however, it will also allow Stock Connect trades to be settled without the prior verification by the Fund. Accordingly, this operating model may subject the Fund to additional risks, including an increased risk of inadvertently exceeding certain trade or other restrictions or limits placed on the Fund and/or its affiliates, and a heightened risk of erroneous trades, which may negatively impact the Fund.
While
A-shares
must be designated as eligible to be traded under Stock Connect (such eligible
A-shares
listed on the SSE, the “SSE Securities,” and such eligible
A-shares
listed on the SZSE, the “SZSE Securities”), those
A-shares
may also lose such designation, and if this occurs, such
A-shares
may be sold but could no longer be purchased through Stock Connect. With respect to sell orders under Stock Connect, SEHK carries out pre-trade
checks to ensure an investor has sufficient
A-shares
in its account before the market opens on the trading day.
Accordingly, if there are insufficient
A-shares
in an investor’s account before the market opens on the trading day, the sell order will be rejected, which may adversely impact the Fund’s performance.
In addition, Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in
A-shares
through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. Each of the SEHK, SSE and SZSE reserves the right to suspend trading through Stock Connect under certain circumstances. Where such a suspension of trading is effected, the Fund’s ability to access
A-shares
through Stock Connect will be adversely affected. In addition, if one or both of the Chinese and Hong Kong markets are closed on a U.S. trading day, the Fund may not be able to acquire or dispose of
A-shares
through Stock Connect in a timely manner, which could adversely affect the Fund’s performance.
The Fund’s investments in
A-shares
though Stock Connect are held by its custodian in accounts in Central Clearing and Settlement System (“CCASS”) maintained by the Hong Kong Securities Clearing Company Limited (“HKSCC”), which in turn holds the
A-shares,
as the nominee holder, through an omnibus securities account in its name registered with the CSDCC. The precise nature and rights of the Fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under PRC law. There is a lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of the Fund under PRC law is also uncertain. In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the SSE Securities or SZSE Securities may not be regarded as held for the beneficial ownership of the Fund or as part of the general assets of HKSCC available for general distribution to its creditors.
Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities or SZSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for
SSE-
or SZSE-listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities or SZSE Securities. HKSCC monitors the corporate actions affecting SSE Securities and SZSE Securities and keeps participants of CCASS informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. The Fund will therefore depend on HKSCC for both settlement and notification and implementation of corporate actions.
The HKSCC is responsible for the clearing, settlement and provision of depositary, nominee and other related services of the trades executed by Hong Kong market participants and investors. Accordingly, investors do not hold SSE Securities or SZSE Securities directly; rather, they are held through their brokers’ or custodians’ accounts with CCASS. The HKSCC and the CSDCC establish clearing links and each has become a participant of the other to facilitate clearing and settlement of cross-border trades. Should the CSDCC default and the CSDCC be declared as a defaulter, HKSCC’s liabilities in Stock Connect under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against the CSDCC. In that event, the Fund may suffer delays in the recovery process or may not be able to fully recover its losses from the CSDCC.
Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires routing of orders across the borders of Hong Kong and the PRC. This requires the development of new information technology systems on the part of SEHK and exchange participants. There is no assurance that the systems of SEHK and market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in
A-shares
through Stock Connect could be disrupted, and the Fund’s ability to achieve its investment objective may be adversely affected.
The Shanghai Connect, launched in November 2014, and the Shenzhen Connect, launched in December 2016, do not have an extensive operating history. Stock Connect is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. There is no certainty as to how the current regulations will be applied or interpreted going forward, and new or revised regulations may be issued from time to time by the regulators and stock exchanges in China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. In addition, there can be no assurance that Stock Connect will not be discontinued. The Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of China and Hong Kong differ significantly and issues may arise from the differences on an on-going
basis. Further, different fees, costs and taxes are imposed on foreign investors acquiring
A-shares
through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other Chinese securities providing similar investment exposure.
The section of the Prospectuses of BlackRock Asian Dragon Fund and BlackRock Emerging Markets Fund, Inc. entitled “Details About the Fund[s] — Investment Risks — Principal Risks of Investing in the Fund[s]” is amended to delete “China Risk — Risk of Investing through Stock Connect” in its entirety and to replace it with the following:
China Risk — Risk of Investing through Stock Connect
— Investing in
A-shares
through Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect is subject to the Daily Quota, which limits the maximum net purchases under Stock Connect each day. The Daily Quota does not belong to the Fund and is utilized on a first-come-first-serve basis. As such, buy orders for
A-shares
would be rejected once the Daily Quota is exceeded (although the Fund will be permitted to sell
A-shares
regardless of the Daily Quota balance). The Daily Quota may restrict the Fund’s ability to invest in
A-shares
through Stock Connect on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. The Daily Quota is also subject to change.
A-shares
purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect and in accordance with applicable rules.
While
A-shares
must be designated as eligible to be traded under Stock Connect (such eligible
A-shares
listed on the SSE, the “SSE Securities,” and such eligible
A-shares
listed on the SZSE, the “SZSE Securities”), those
A-shares
may also lose such designation, and if this occurs, such
A-shares
may be sold but could no longer be purchased through Stock Connect. With respect to sell orders under Stock Connect, SEHK carries out pre-trade
checks to ensure an investor has sufficient
A-shares
in its account before the market opens on the trading day.
Accordingly, if there are insufficient
A-shares
in an investor’s account before the market opens on the trading day, the sell order will be rejected, which may adversely impact the Fund’s performance.
In addition, Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in
A-shares
through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. Each of the SEHK, SSE and SZSE reserves the right to suspend trading through Stock Connect under certain circumstances. Where such a suspension of trading is effected, the Fund’s ability to access
A-shares
through Stock Connect will be adversely affected. In addition, if one or both of the Chinese and Hong Kong markets are closed on a U.S. trading day, the Fund may not be able to acquire or dispose of
A-shares
through Stock Connect in a timely manner, which could adversely affect the Fund’s performance.
The Fund’s investments in
A-shares
though Stock Connect are held by its custodian in accounts in Central Clearing and Settlement System (“CCASS”) maintained by the Hong Kong Securities Clearing Company Limited (“HKSCC”), which in turn holds the
A-shares,
as the nominee holder, through an omnibus securities account in its name registered with the CSDCC. The precise nature and rights of the Fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under PRC law. There is a lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of the Fund under PRC law is also uncertain. In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the SSE Securities or SZSE Securities may not be regarded as held for the beneficial ownership of the Fund or as part of the general assets of HKSCC available for general distribution to its creditors.

Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities or SZSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for
SSE-
or SZSE-listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities or SZSE Securities. HKSCC monitors the corporate actions affecting SSE Securities and SZSE Securities and keeps participants of CCASS informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. The Fund will therefore depend on HKSCC for both settlement and notification and implementation of corporate actions.
The HKSCC is responsible for the clearing, settlement and provision of depositary, nominee and other related services of the trades executed by Hong Kong market participants and investors. Accordingly, investors do not hold SSE Securities or SZSE Securities directly; rather, they are held through their brokers’ or custodians’ accounts with CCASS. The HKSCC and the CSDCC establish clearing links and each has become a participant of the other to facilitate clearing and settlement of cross-border trades. Should the CSDCC default and the CSDCC be declared as a defaulter, HKSCC’s liabilities in Stock Connect under its market contracts with clearing participants will be limited to assisting clearing participants in pursuing their claims against the CSDCC. In that event, the Fund may suffer delays in the recovery process or may not be able to fully recover its losses from the CSDCC.
Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires routing of orders across the borders of Hong Kong and the PRC. This requires the development of new information technology systems on the part of SEHK and exchange participants. There is no assurance that the systems of SEHK and market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in
A-shares
through Stock Connect could be disrupted, and the Fund’s ability to achieve its investment objective may be adversely affected.
The Shanghai Connect, launched in November 2014, and the Shenzhen Connect, launched in December 2016, do not have an extensive operating history. Stock Connect is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. There is no certainty as to how the current regulations will be applied or interpreted going forward, and new or revised regulations may be issued from time to time by the regulators and stock exchanges in China and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. In addition, there can be no assurance that Stock Connect will not be discontinued. The Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of China and Hong Kong differ significantly and issues may arise from the differences on an on-going
basis. Further, different fees, costs and taxes are imposed on foreign investors acquiring
A-shares
through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other Chinese securities providing similar investment exposure.
Shareholders should retain this Supplement for future reference.
PR2-CHINA3-0921SUP